Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
Entity Central Index Key	0001713334
Current Fiscal Year End Date	--12-31